Other Liabilities - Schedule of Borrowings (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowed funds	$ 401	$ 320
Encumbrances on real estate, Maturing in 2033
Disclosure of detailed information about borrowings [line items]
Borrowed funds	292	320
Encumbrances on real estate in US Dollars, Maturing in 2020
Disclosure of detailed information about borrowings [line items]
Borrowed funds	$ 109	$ 0